Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segments

6 Segments

	Three months ended March 31,
	2025	2024
	US$	US$
Revenue
Remittance services
Fiat remittance	4,410,386	6,467,068
ODL remittance	172,728	279,831
Sales of Airtime	5,459,503	6,314,878
Other services	12,952	42,346
	10,055,569	13,104,123
Cost of sales
Remittance services	(1,682,190)	(2,882,759)
Sales of Airtime	(5,090,180)	(5,732,411)
Other services	(81,802)	(81,392)
	(6,854,172)	(8,696,562)
Gross Profit
Remittance services	2,900,924	3,864,140
Sales of Airtime	369,323	582,467
Other services	(68,850)	(39,046)
	3,201,397	4,407,561

18 Segments

	Years ended December 31,
	2024	2023
	US$	US$
Revenue
Remittance services
Fiat remittance	21,592,260	25,287,487
ODL remittance	880,171	1,407,709
Sales of Airtime	23,840,573	26,398,707
Other services	122,408	161,458
	46,435,412	53,255,361

	Years ended December 31,
	2024	2023
	US$	US$
Cost of sales
Remittance services	(9,475,812)	(11,375,525)
Sales of Airtime	(21,999,692)	(24,206,112)
Other services	(367,963)	(317,419)
	(31,843,467)	(35,899,057)

	Years ended December 31,
	2024	2023
	US$	US$
Gross Profit
Remittance services	12,996,619	15,319,671
Sales of Airtime	1,840,881	2,192,595
Other services	(245,555)	(155,962)
	14,591,945	17,356,304

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18	Segments (Continued)

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2024	2023
	US$	US$
Remittance services expense	582,256	302,950
Sales of Airtime	-	-
Other services	-	-
	582,256	302,950

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2024	2023
	US$	US$
Revenue
Hong Kong	4,370,290	9,726,364
Malaysia	27,560,318	29,317,906
Indonesia	14,504,804	14,211,091
	46,435,412	53,255,361

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2024	2023
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	-	4,368,106
Malaysia	1,352,906	1,005,601
Indonesia	51,854	62,056
	1,404,760	5,435,763

Add: Non-disclose items
Investment in an equity security	-	100,000
Deferred tax assets	342,822	664,888
Goodwill	12,059,428	27,001,383
Acquired intangible assets	3,386,117	4,926,674
	15,788,367	33,001,041

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18	Segments (Continued)

The following table sets forth the goodwill by reportable segments:

	December 31,
	2024	2023
	US$	US$
Remittance services	12,919,935	12,921,592
Sales of Airtime	8,639,493	14,079,791
	21,559,428	27,001,383

Seamless Group Inc [Member]
Segments

18 Segments

	Years ended December 31,
	2023	2022
	US$	US$
Revenue
Remittance services	26,695,196	26,714,151
Sales of Airtime	26,398,707	28,501,152
Other services	161,458	285,614
	53,255,361	55,500,917

	Years ended December 31,
	2023	2022
	US$	US$
Cost of sales
Remittance services	(11,375,525)	(13,268,205)
Sales of Airtime	(24,206,112)	(26,370,613)
Other services	(317,419)	(242,129)
	(35,899,057)	(39,880,947)

	Years ended December 31,
	2023	2022
	US$	US$
Gross Profit
Remittance services	15,319,671	13,445,946
Sales of Airtime	2,192,595	2,130,539
Other services	(155,962)	43,485
	17,356,304	15,619,970

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18	Segments (Continued)

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2023	2022
	US$	US$
Remittance services expense	302,950	532,457
Sales of Airtime	-	-
Other services	-	-
	302,950	532,457

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2023	2022
	US$	US$
Revenue
Hong Kong	9,726,364	8,647,764
Malaysia	29,317,906	36,742,314
Indonesia	14,211,091	10,110,839
	53,255,361	55,500,917

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2023	2022
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	4,368,106	3,647,913
Malaysia	1,005,601	1,276,989
Indonesia	62,056	121,698
Long-Lived Assets	5,435,763	5,046,600

Add: Non-disclose items
Investment in an equity security	100,000	100,000
Deferred tax assets	972,984	768,617
Goodwill	27,001,383	27,001,383
Acquired intangible assets	4,926,674	6,467,231
	33,001,041	39,383,831

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18	Segments (Continued)

The following table sets forth the goodwill by reportable segments:

	December 31,
	2023	2022
	US$	US$
Remittance services	12,921,592	12,921,592
Sales of Airtime	14,079,791	14,079,791
	27,001,383	27,001,383